FINANCIAL INSTRUMENTS	3 Months Ended
Mar. 31, 2019
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

6. FINANCIAL INSTRUMENTS

Applicable accounting standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price) and establishes a fair-value hierarchy that prioritizes the inputs used to measure fair value using the following definitions (from highest to lowest priority):

•	Level 1 inputs are unadjusted quoted prices in active markets for identical assets or liabilities that are observable at the measurement date.
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Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (i.e., interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs).

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Level 3 includes unobservable inputs that reflect management’s assumptions about what factors market participants would use in pricing the asset or liability. These inputs are developed based on the best information available, including internal data.

The Company believes that the fair value of its assets and liabilities approximate their reported carrying amounts.  The following table presents information about assets that were recorded at fair value on a recurring and non-recurring basis as of March 31, 2019 and December 31, 2018 and indicate the fair value hierarchy.

	March 31, 2019
(thousands of dollars)	Level 1	Level 2	Level 3	Total
Non-current Assets
Restricted cash	$3,750	$—	—	$3,750
Total non-current assets recorded at fair value	$3,750	$—	$—	$3,750

	December 31, 2018
(thousands of dollars)	Level 1	Level 2	Level 3	Total
Current Assets
Short-term available-for-sale investments	$415	$—	$—	$415
Total current assets recorded at fair value	$415	$—	$—	$415
Non-current Assets
Restricted cash	$3,732	$—	—	$3,732
Total non-current assets recorded at fair value	$3,732	$—	$—	$3,732

Assets that are measured on a recurring basis include the Company’s marketable securities and restricted cash.